Income Tax	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Income Tax	INCOME TAX
The composition of income tax expense for the years ended December 31 follows:

	2022	2021	2020
	(In thousands)
Current expense	$14,796	$12,506	$15,459
Deferred expense (benefit)	(359)	1,912	(2,130)
Income tax expense	$14,437	$14,418	$13,329
A reconciliation of income tax expense to the amount computed by applying the statutory federal income tax rate of 21% for 2022, 2021 and 2020 to the income before income tax for the years ended December 31 follows:

	2022	2021	2020
	(In thousands)
Statutory rate applied to income before income tax	$16,335	$16,236	$14,591
Tax-exempt income	(1,475)	(1,487)	(690)
Share-based compensation	(144)	(184)	(204)
Bank owned life insurance	(140)	(119)	(196)
Low income housing tax credit investments	(134)	(19)	—
Unrecognized tax benefit	(7)	(11)	(206)
Non-deductible meals, entertainment and memberships	30	32	57
Other, net	(28)	(30)	(23)
Income tax expense	$14,437	$14,418	$13,329
The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 follow:

	2022	2021
	(In thousands)
Deferred tax assets
Unrealized loss on securities AFS	$18,274	$—
Allowance for credit losses	11,011	9,923
Unrealized loss on securities HTM transferred from AFS	4,843	—
Property and equipment	1,909	1,405
Incentive compensation	1,880	—
Lease liabilities	1,211	1,386
Reserve for unfunded lending commitments	1,067	941
Securities premium amortization	792	386
Share-based compensation	764	734
Deferred compensation	458	390
Loss reimbursement on sold loans reserve	254	242
Other than temporary impairment charge on securities available for sale	144	144
Non accrual loan interest income	128	194
Gross deferred tax assets	42,735	15,745
Deferred tax liabilities
Capitalized mortgage loan servicing rights	8,923	5,509
Deferred loan fees	2,430	2,011
Lease right of use asset	1,164	1,361
Purchase premiums, net	681	735
Unrealized gain on securities AFS	—	1,674
Other	42	110
Gross deferred tax liabilities	13,240	11,400
Deferred tax assets, net (1)	$29,495	$4,345

(1)	Included in accrued income and other assets on the Consolidated Statements of Financial Position.
We assess whether a valuation allowance should be established against our deferred tax assets based on the consideration of all available evidence using a ‘‘more likely than not’’ standard. The ultimate realization of this asset is primarily based on generating future income. We concluded at both December 31, 2022 and 2021, that the realization of substantially all of our deferred tax assets continues to be more likely than not.
Changes in unrecognized tax benefits for the years ended December 31 follow:

	2022	2021	2020
	(In thousands)
Balance at beginning of year	$180	$180	$438
Additions based on tax positions related to the current year	13	11	15
Reductions due to the statute of limitations	(7)	(11)	(273)
Reductions due to settlements	—	—	—
Balance at end of year	$186	$180	$180
If recognized, the entire amount of unrecognized tax benefits, net of $0.04 million of federal tax on state benefits, would affect our effective tax rate. We do not expect the total amount of unrecognized tax benefits to significantly increase or decrease in the next twelve months. No amounts were expensed for interest and penalties for the years ended December 31, 2022, 2021 and 2020. No amounts were accrued for interest and penalties at December 31, 2022, 2021 and 2020. At December 31, 2022, U.S. Federal tax years 2019 through the present remain open to examination.